Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income before Income Tax Expense

The Group’s income before income tax expense consist of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

PRC	67,004	138,755	44,129
Non-PRC	(45)	(1,069)	(201)

Income before income tax expense	66,959	137,686	43,928

Income Tax Expense in Consolidated Statements of Comprehensive Income

Income tax expense in the consolidated statements of comprehensive income consists of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Current tax expense	35,802	49,616	36,351
Deferred tax benefit	(4,776)	(2,022)	(4,251)

Income tax expense	31,026	47,594	32,100

Reconciliation Between Actual Income Tax Expense and Amount that Results by Applying Statutory Tax Rate of Twenty Five Percent to Income Before Income Taxes

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2011, 2012 and 2013, to income before income tax expense is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Computed “expected” tax expense	16,740	34,422	10,982
Effect of tax rate differential	(1,345)	(33)	50
PRC dividend withholding tax	680	4,598	2,351
Change in tax rate	—	—	8,659
Non-deductible expenses:
- Disallowed rental expenses	8,527	14,190	13,333
- Penalty charged by the pricing authority - Bad debt write-off	— —	— 569	1,419 194
- Disallowed entertainment expense	405	441	457
- Deemed profit method differential	(171)	396	328
- Others	196	642	555
Reversal of deferred tax liabilities on equity method investment	—	(6,250)	—
Non-taxable income	(872)	(1,132)	(1,308)
Effect of deemed interest income	624	—	—
Unrealized tax benefits in inter-company transactions	—	—	1,601
Investment loss on the dissolve of Wenzhou Nepstar	—	—	(1,250)
Release of unrecognized tax benefits due to expiration of the statute of limitations	(2,421)	(2,785)	(4,584)
Change in valuation allowance	8,663	2,536	(687)

Actual income tax expense	31,026	47,594	32,100

Tax Effects of Temporary Differences that Given Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2012 and 2013 are presented below.

	December 31,
	2012	2013
	RMB	RMB

Deferred tax assets:

- Tax loss carryforwards	34,590	40,621
- Inventories	1,960	3,971
- Impairment of property and equipment	2,834	2,625
- Accrual for membership reward program	788	411
- Accrual for government grant	—	250
- Accrued expenses	107	53
- Others	1,745	2,016

Total gross deferred tax assets	42,024	49,947
Valuation allowance	(37,264)	(31,894)

Total deferred tax assets	4,760	18,053

Deferred tax liabilities:

- PRC dividend withholding taxes	(6,782)	(15,914)
- Intangible assets	(717)	(627)

Total deferred tax liabilities	(7,499)	(16,541)

Net deferred tax (liabilities)/assets	(2,739)	1,512

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	1,704	6,330
- Non-current	3,056	11,723

Deferred tax liabilities:
- Non-current	(7,499)	(16,541)

Schedule of Valuation Allowance

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Valuation allowance:

Balance as of January 1	32,015	37,405	37,264
Addition	10,774	10,115	9,893
Deduction	(2,111)	(7,579)	(10,580)
Reversal on expiration of tax loss	(3,273)	(2,677)	(4,683)

Actual income tax expense	37,405	37,264	31,894

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Balance as at January 1	25,194	31,015	36,237
Additions based on tax positions related to current year	8,242	8,007	14,190
Expiration of the statute of limitations	(2,421)	(2,785)	(4,584)

Balance as at December 31	31,015	36,237	45,843